Partners' Capital, Mezzanine Equity and Distributions (Additional Information Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 24, 2017	Jul. 27, 2016	Dec. 31, 2018	Dec. 31, 2017
Partners Capital And Distributions [Line Items]
Common units outstanding (in units)			122,579,218	122,579,218
Cash or stock available for distributions, percent usually distributed			100.00%
Days to distribute			45 days
Common units issued (in units)			122,579,218	122,579,218
Price per share of common units issued (in dollars per unit)	$ 30.65	$ 37.90
Net proceeds received from sale of units, net of underwriter discounts	$ 140,513	$ 298,452
Class A
Partners Capital And Distributions [Line Items]
Common units issued (in units)	4,600,000	8,000,000
Price per share of common units issued (in dollars per unit)	$ 30.65	$ 37.90
Additional common units to purchase (in units)	600,000
Net proceeds received from sale of units, net of underwriter discounts	$ 140,500	$ 298,500
Class A | Partners' Capital
Partners Capital And Distributions [Line Items]
Common units outstanding (in units)			122,539,221
Class B | Partners' Capital
Partners Capital And Distributions [Line Items]
Common units outstanding (in units)			39,997